Investment Objectives and Goals	Nov. 01, 2025
DF Dent Premier Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	DF Dent Premier Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The objective of the DF Dent Premier Growth Fund (the “Fund”) is to seek long-term capital appreciation.
DF Dent Midcap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	DF Dent Midcap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The objective of the DF Dent Midcap Growth Fund (the “Fund”) is to seek long-term capital appreciation.
DF Dent Small Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	DF Dent Small Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The objective of the DF Dent Small Cap Growth Fund (the “Fund”) is to seek long-term capital appreciation.